Contents of Significant Accounts - Investments Accounted For Under the Equity Method - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2022 USD ($)
Investments in associates [Line Items]
Investments accounted for using equity method for which there are published price quotations	$ 26,504,913	$ 28,138,378		$ 862,509
Aggregated individually immaterial associates [member]
Investments in associates [Line Items]
Exchange differences arising from translation of the foreign entity	103,000	(30,000)	$ (53,000)
Investments with published price quotations [member]
Investments in associates [Line Items]
Investments accounted for using equity method for which there are published price quotations	15,147,000	12,106,000
Investments with published price quotations [member] | Fair value [member]
Investments in associates [Line Items]
Investments accounted for using equity method for which there are published price quotations	$ 28,416,000	$ 53,491,000